Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Depreciation expenses	$ 1,647	$ 1,393	$ 4,821	$ 3,682	$ 5,276	$ 3,611
Interest expense capitalized	$ 0	$ 541	$ 139	$ 1,520	1,808	453
Depletion expense					$ 13	$ 14